FINANCIAL INSTRUMENTS (Schedule of Fair Values of Derivative Instruments Designated and Not Designated as Cash Flow Hedges) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Derivative [Line Items]
Total derivative instruments - short-term assets	$ 3,017	$ 4,617
Total derivative instruments - long-term assets	12,624	13,608
Financial instruments at fair value, current portion	11,704	12,366
Financial instruments at fair value, long-term portion	0	8,965
Interest rate swaps | Designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - short-term assets	2,874	4,333
Total derivative instruments - long-term assets	0	2,357
Interest rate swaps | Not designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - short-term assets	124	284
Total derivative instruments - long-term assets	12,624	11,251
Commodity Swaps | Not designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - short-term assets	19	0
Financial instruments at fair value, current portion	0	436
Cross currency swaps | Designated as hedging instrument
Derivative [Line Items]
Financial instruments at fair value, current portion	11,118	11,845
Financial instruments at fair value, long-term portion	0	8,965
Cross currency swaps | Not designated as hedging instrument
Derivative [Line Items]
Financial instruments at fair value, current portion	$ 586	$ 85